Templeton NVIT International Value Fund
FUND SUMMARY: TEMPLETON NVIT INTERNATIONAL VALUE FUND
Objective
The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Templeton NVIT International Value Fund	Class Y Shares	Class I Shares	Class II Shares	Class III Shares	Class VI Shares
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fee			0.25%		0.25%
Other Expenses	0.11%	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.86%	1.01%	1.26%	1.01%	1.26%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Templeton NVIT International Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares	88	274	477	1,061
Class I Shares	103	322	558	1,236
Class II Shares	128	400	692	1,523
Class III Shares	103	322	558	1,236
Class VI Shares	128	400	692	1,523

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.82% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies that are located outside the U.S., including companies located in emerging market countries. Equity securities in which the Fund invests may include common stocks, preferred stocks and convertible securities. The Fund may invest in equity securities of any size company, including small- and mid-cap companies. The Fund may have significant investments in one or more countries or in particular sectors.

The Fund's subadviser applies a "value" style of investing, which means investing in equity securities that the subadviser believes to be at prices that do not reflect a company's intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market decline, or experiencing poor operating conditions that the subadviser believes to be temporary. When choosing equity investments, the Fund's subadviser applies a "bottom-up," long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price to earnings ratio, profit margins and liquidation value. In selecting securities for the Fund, the subadviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, appear to be favorable to capital growth.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets and ethnic, religious and racial conflicts.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Small- and mid-cap risks – small- and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve more risk.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Country or sector risks – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries or sectors than funds that do not emphasize particular countries or sectors.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Average Total Returns – Class III Shares (Years Ended December 31,)

Best quarter: 16.00% – 3rd qtr. of 2010 Worst quarter: -21.82% – 3rd qtr. of 2011
The Fund has not commenced offering Class Y, Class I, Class II or Class VI shares as of the date of this prospectus. Therefore, historical performance for each of these share classes is based on the performance of Class III shares. Performance for Class II and Class VI shares has been adjusted to reflect those share classes’ higher expenses than those of Class III shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class III shares.
Average Annual Total Returns (For Periods Ended December 31, 2012)
Average Annual Total Returns Templeton NVIT International Value Fund	1 Year	Since Inception	Inception Date
Class Y shares	19.56%	12.74%	Mar. 25, 2009
Class I shares	19.56%	12.74%	Mar. 25, 2009
Class II shares	19.27%	12.46%	Mar. 25, 2009
Class III shares	19.56%	12.74%	Mar. 25, 2009
Class VI shares	19.27%	12.46%	Mar. 25, 2009
MSCI All Country World ex U.S. Index℠ (reflects no deduction for fees and expenses)	16.83%	15.04%	Mar. 25, 2009